Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000142990
Shareholder Report [Line Items]
Fund Name	Acuitas US Microcap Fund
Class Name	Institutional
Trading Symbol	AFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

Additional Information Phone Number	(844) 805-5628
Additional Information Website	https://acuitasfunds.com/invest-with-us/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	1.50%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund returned 16.25% over the last six months, underperforming the Russell Microcap Index’s return of 24.35% by 810 basis points. Over the last year, the Fund has returned 13.43% compared to the Russell Microcap Index’s return of 22.98%. While microcap led U.S. equity – rewarding investors with an allocation – it was an incredibly difficult environment for active managers due to the low quality nature of leadership. Within our Fund, one of our core managers did quite well with returns of 38.2% on the year, while our quality growth oriented subadviser struggled with a return of 8.9%.

The main theme of the year within microcap was low-quality, non-earning companies dominating returns. This is typical during a risk-on environment and during the early innings of a market rotation in leadership. Biotech and pharmaceuticals is a space where we typically have an underweight due to the binary nature of the outcomes and reliance on FDA approval for drugs, however those companies had an exceptional year. Our underweight was a notable drag on returns. The performance of these companies aligns with the risk-on, low-quality nature of market leadership.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,612	$10,097	$9,457
06/30/16	$10,058	$10,362	$9,832
09/30/16	$10,901	$10,818	$10,938
12/31/16	$12,155	$11,274	$12,037
03/31/17	$11,940	$11,921	$12,083
06/30/17	$12,292	$12,280	$12,546
09/30/17	$13,202	$12,842	$13,380
12/31/17	$13,402	$13,656	$13,622
03/31/18	$13,260	$13,568	$13,714
06/30/18	$14,354	$14,095	$15,081
09/30/18	$14,790	$15,099	$15,207
12/31/18	$11,675	$12,940	$11,840
03/31/19	$13,210	$14,757	$13,391
06/30/19	$12,965	$15,361	$13,515
09/30/19	$12,668	$15,540	$12,777
12/31/19	$14,230	$16,954	$14,496
03/31/20	$8,961	$13,410	$9,859
06/30/20	$11,312	$16,364	$12,870
09/30/20	$12,061	$17,871	$13,345
12/31/20	$16,231	$20,495	$17,534
03/31/21	$20,273	$21,796	$21,722
06/30/21	$21,629	$23,592	$22,622
09/30/21	$20,518	$23,568	$21,495
12/31/21	$20,986	$25,754	$20,924
03/31/22	$19,217	$24,395	$19,335
06/30/22	$16,185	$20,321	$15,669
09/30/22	$16,003	$19,413	$15,594
12/31/22	$16,966	$20,808	$16,330
03/31/23	$17,593	$22,302	$15,869
06/30/23	$18,458	$24,172	$16,709
09/30/23	$17,712	$23,386	$15,383
12/31/23	$19,920	$26,209	$17,854
03/31/24	$21,114	$28,835	$18,690
06/30/24	$19,682	$29,762	$17,704
09/30/24	$20,980	$31,616	$19,172
12/31/24	$21,572	$32,448	$20,301
03/31/25	$18,346	$30,916	$17,380
06/30/25	$21,050	$34,314	$20,077
09/30/25	$23,462	$37,120	$23,497
12/31/25	$24,470	$38,012	$24,966

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	13.43%	8.56%	9.36%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Microcap® Index	22.98%	7.32%	9.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell Microcap® Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 102,811,036
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 472,009
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$102,811,036
# of Portfolio Holdings	264
Portfolio Turnover Rate	40%
Investment Advisory Fees (Net of fees waived)	$472,009

Holdings [Text Block]

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.4%
Money Market Fund	1.6%

Sector Weightings

(% total investments)*

Value	Value
Industrials	25.5%
Health Care	22.3%
Financials	15.0%
Technology	14.2%
Consumer Discretionary	10.2%
Energy	4.4%
Utilities	3.0%
Telecommunications	1.7%
Consumer Staples	1.7%
Basic Materials	1.4%
Real Estate	0.6%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	2.35%
iRadimed Corp.	1.66%
Vishay Precision Group, Inc.	1.49%
Thermon Group Holdings, Inc.	1.40%
Customers Bancorp, Inc.	1.31%
ADTRAN Holdings, Inc.	1.25%
Select Water Solutions, Inc., Class A	1.20%
Core Molding Technologies, Inc.	1.20%
Mesa Laboratories, Inc.	1.11%
Graham Corp.	1.06%

* excluding cash equivalents